segment information - Geographical information (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments
Goodwill	$ 5,331	$ 4,747
Foreign
Disclosure of operating segments
Goodwill	$ 568	$ 546